Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Average effective tax rate	26.80%	27.20%
Reconciliation of Effective Tax Rate
Earnings before income taxes	$ (2,169)	$ 1,928
Expected income tax	(582)	525
Foreign jurisdictions	61	(36)
Non-taxable items	(25)	(13)
Adjustments with respect to previous year	(250)	7
Revaluation of foreign tax pools	(4)	(4)
Other – net	1	(8)
Provisions for (recovery of) income taxes	(799)	471
Canada
Reconciliation of Effective Tax Rate
Earnings before income taxes	(3,170)	734
United States
Reconciliation of Effective Tax Rate
Earnings before income taxes	337	493
Other foreign jurisdictions
Reconciliation of Effective Tax Rate
Earnings before income taxes	$ 664	$ 701
Changes in tax rates or tax laws enacted or announced | ALBERTA
Disclosure of geographical areas [line items]
Applicable tax rate	0.50%